EQUITY METHOD INVESTMENTS (Details)	12 Months Ended					47 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Bona Meitao USD ($) item	Dec. 31, 2012 Bona Meitao USD ($)	Apr. 30, 2012 Bona Meitao USD ($)	Jul. 31, 2013 Wuhu Bona item	Dec. 31, 2013 Wuhu Bona USD ($)	Sep. 30, 2013 Bona Film Investment Fund CNY	Dec. 31, 2013 Bona Film Investment Fund USD ($)	Dec. 31, 2013 Bona Film Investment Fund CNY	Dec. 31, 2013 Bona Film Investment Fund Outside investors CNY	Dec. 31, 2013 Bona Film Investment Fund Wuhu Bona CNY	Sep. 30, 2013 Bona Film Investment Fund Wuhu Bona CNY	Dec. 31, 2013 Sanya Cinema USD ($)	Aug. 31, 2013 Sanya Cinema
Investment In Equity Affiliates
Amount invested				$ 573,235				$ 570,627		$ 24,504,599	150,000,000	352,000,000	500,000		$ 833,088
Capital amount subscribed									300,000,000					1,000,000
Legal ownership (as a percent)				51.00%				70.00%		30.00%				0.10%	51.00%	51.00%
Number of board members that the entity is entitled to nominate				3
Number of board members				5
Board members' approval needed in fraction for any significant board resolutions				0.6667
Cash consideration from disposal equity method investment		55,020				55,020
Loss on disposal of an equity method investment		5,584			5,584
Number of investors together with whom equity method investee is established							2
Capital of private equity fund									1,000,000,000
Investment of films and TV projects from Fund											329,200,000
Period over which private equity fund will be used to finance the development and production of film and TV projects									2 years	2 years
The Group's share of the equity method investees' profit or loss and distributions
Balance at the beginning of the period		55,340			55,340
Investments	25,892,609							570,627		24,504,599					833,088
Share of profit (loss)	78,362	5,604	3,062		5,604			(13,784)		92,886					(740)
Disposal of an equity method investment		(60,604)			(60,604)
Exchange differences	290,937	(340)			(340)			7,340		274,228					9,369
Balance at the end of the period	$ 26,277,613		$ 55,340					$ 564,183		$ 24,871,713					$ 841,717